INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
INCOME TAXES
17.	INCOME TAXES
Before June 30, 2023, the Company elected to file as an S corporation for Federal and state income tax purposes, as such, the Company incurred no Federal or state income taxes, except for income taxes related to their consolidated variable interest entities and subsidiaries which are taxable C corporations. These VIE’s and subsidiaries include LMATT Series 2024, Inc., the wholly owned subsidiary of LMX, which is consolidated into LMA as a VIE, as well as LMATT Growth Series 2.2024, Inc., a wholly owned subsidiary of LMATT Growth Series, Inc., and LMATTS Growth and Income Series 1.2026, Inc., a wholly owned subsidiary of LMATT Growth and Income Series, Inc., all of which are 100% owned subsidiaries and fully consolidated. Accordingly, the provision for income taxes was attributable to amounts for LMATT Series 2024, Inc, LMATT Growth Series, Inc. and LMATT Growth and Income Series, Inc.
For the three months ended September 30, 2023 and 2022, the Company recorded provision for income taxes of $1,710,315 and $352,081, respectively. The effective tax rate is 61.9% for the three months ended September 30, 2023 primarily driven by non-deductible equity compensation expense and the impact of non-taxable flow-through entities. The effective rate for the three months ended September 30, 2022 was 3.3% due to the impact of state income taxes and the release of the Company’s valuation allowance, as there was sufficient evidence of the Company’s ability to generate future taxable income at September 30, 2022.
For the nine months ended September 30, 2023 and 2022, the Company recorded provision for income taxes of $2,238,419 and $648,887, respectively. The effective tax rate is 12.7% for the nine months ended September 30, 2023. The existence of non-taxable flow-through entities within the Company as well as a change in tax status of certain entities upon the Business Combination caused the effective tax rate to vary from the statutory rate. The effective rate for the nine months ended September 30, 2022 was 2.8% due to the impact of state income taxes and the release of the Company’s valuation allowance, as there was sufficient evidence of the Company’s ability to generate future taxable income at September 30, 2022.
The Company did not have any unrecognized tax benefits relating to uncertain tax positions as of September 30, 2023, and December 31, 2022, and did not recognize any interest or penalties related to uncertain tax positions as of September 30, 2023, and December 31, 2022.

14.	INCOME TAXES
As the Company elected to file as an S corporation for Federal and state income tax purposes, the Company incurred no Federal or state income taxes, except for income taxes recorded related to some of their consolidated variable interest entities and subsidiaries which are taxable C corporations. These VIE’s and subsidiaries include LMATT Series 2024, Inc., the wholly owned subsidiary of LMX Series, LLC., which is consolidated into LMA as a VIE, as well as LMATT Growth Series 2.2024, Inc., a wholly owned subsidiary of LMATT Growth Series, Inc. and LMATT Growth and Income Series 1.2026, Inc., a wholly owned subsidiary of LMATT Growth and Income Series, Inc., which are
100
% owned subsidiaries and fully consolidated. Accordingly, tax expense (benefit) is attributable to amounts for LMATT Series 2024, Inc, LMATT Growth Series, Inc. and LMATT Growth and Income Series, Inc.
The components of provision for income taxes are as follows:

	December 31, 2022	December 31, 2021
Current provision:
Federal	$—	$—
State	—	—
Foreign	—	—

Total current tax	—	—

Deferred provision (benefit):
Federal	737,376	—
State	152,567	—
Foreign	—	—

Total deferred tax	889,943	—

Provision for income taxes	$889,943	—

For the years ended December 31, 2022 and 2021, the income tax expense differs from the provision that would result from applying federal and state statutory tax rates to income before income taxes due to the Company’s S corporation election recognized for federal and state purposes.
For LMATT Series 2024, Inc., LMATT Growth Series, Inc. and LMATT Growth and Income Series, Inc., the Company recognized $889,943 of provision related to income taxes for the year ended December 31, 2022. For the year ended December 31, 2021, the Company recognized no provision related to income taxes for LMATT Series 2024, Inc. because the Company incurred operating losses and maintained a full valuation allowance against its net deferred tax assets.
The effective income tax rate differs from the federal statutory income tax rate applied to the profit loss before provision for income taxes due to the following:

	Year Ended December 31, 2022	Year Ended December 31, 2021
Income tax benefit computed at federal statutory rate	$6,988,153	$(28,058)
Effect of pass through entities	$(6,147,068)	$(75,650)
State taxes, net of federal benefit	174,024	(21,458)
Valuation allowance	(125,166)	125,166

Income tax benefit at effective tax rate	$889,943	$—

The effects of temporary differences that give rise to significant portions of the deferred tax assets are as follows:

	Year Ended	Year Ended
	December 31, 2022	December 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$167,554	$125,166
Basis Difference in Life Insurance Contracts	$109,903
Other	—	—

Gross deferred tax assets	277,457	125,166

Less: valuation allowance	—	(125,166)

Total deferred tax assets	277,457	—

Deferred tax liabilities:
Unrealized Gain	(1,641,277)	—

Other	—	—

Gross deferred tax liabilities	(1,641,277)	—

Deferred tax liabilities—net of allowance	$(1,363,820)	$—

The components of the Company’s net deferred tax asset are subject to realizability analysis in accordance with ASC 740. The establishment of a valuation allowance is based on consideration of all available evidence, both positive and negative, concerning the expectation of future realization, including, among other items: historical operating results; forecasts of future operations; the duration of statutory carryforward periods; experience with tax attributes expiring unused; future reversals of existing taxable temporary differences and tax planning alternatives. In making such judgments, greater weight is given to evidence that can be objectively verified. Based on this analysis, the Company determined that sufficient positive evidence existed as of December 31, 2022 to support releasing the valuation allowance recorded against net operating loss tax attributes at December 31, 2021.
The Company has $661,092 of Federal Net Operating Losses and $661,092 State Net Operating Losses that can be carried forward indefinitely. The Federal Net Operating Losses may be used to offset 80% of taxable income in a given year.
The Company did not have any unrecognized tax benefits relating to uncertain tax positions at December 31, 2022 and 2021 and did not recognize any interest or penalties related to uncertain tax position at December 31, 2022 and 2021. The Company does not anticipate that changes in its unrecognized tax benefits will have a material impact on the Consolidated Statements of Operations and Comprehensive Income during 2023.

Abacus Settlements, LLC
INCOME TAXES
9.	INCOME TAXES
Since the Company elected to file as an S-corporation for Federal and State income tax purposes, the Company incurred no Federal or State income taxes. Accordingly, tax expense is attributable to minimum state tax payments that are due regardless of their S-corporation status and income position.
The components of expense for income taxes for the years ended December 31, 2022 and 2021 are as follows:

	2022	2021
State income taxes:
Current	$2,018	$1,200
Deferred	—	—

Expense for income taxes	$2,018	$1,200

This expense solely relates to state minimum tax for state taxes that have been paid and settled during the respective years shown above.
For the years ended December 31, 2022 and 2021, the income tax expense differs from the provision that would result from applying state statutory tax rates to the income before income taxes due to the Company’s S-corporation election. A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

Tax at federal statutory rate	21.00%	21.00%
State taxes, net of federal benefit	(4.00)	0.12
U.S. income attributable to pass-through entity	(21.00)	(21.00)

Effective income tax rate	(4.00)%	0.12%

The Company did not have any unrecognized tax benefits relating to uncertain tax positions at December 31, 2022 and 2021 and did not recognize any interest or penalties related to uncertain tax position at December 31, 2022 and 2021.
Given the company’s S-Corporation status, temporary book and tax differences do not create a deferred tax asset or liability on the balance sheets. Accordingly, an assessment of realizability of any deferred tax asset balances is not relevant.
On March 27, 2020, the CARES Act was enacted. The CARES Act includes provisions, among others, addressing the carryback of net operating losses for specific periods, refunds of alternative minimum tax credits, temporary modifications to the limitations placed on the tax deductibility of net interest expenses, and technical amendments for qualified improvement property. Additionally, the CARES Act provides for various payroll incentives, including PPP loans, refundable employee retention tax credits, and the deferral of the employer-paid portion of social security payroll taxes.